Document and Entity Information	Feb. 29, 2020
Cover [Abstract]
Entity Registrant Name	Exterran Corp
Amendment Flag	false
Entity Central Index Key	0001635881
Document Type	8-K
Document Period End Date	Feb. 29, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-36875
Entity Tax Identification Number	47-3282259
Entity Address, Address Line One	11000 Equity Drive
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77041
City Area Code	(281)
Local Phone Number	836-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	EXTN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false